UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital UFO Disclosure ETF and Tuttle Capital Space Industry Income Blast ETF (the “Tuttle Capital ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Tuttle Capital Meme Stock Income Blast ETF Tailored Shareholder Report

semi-annual shareholder report | June 30, 2026 Tuttle Capital Meme Stock Income Blast ETF ticker: MEMY (Listed on the Cboe BZX Exchange, Inc)

This semi-annual shareholder report contains important information about the Tuttle Capital Meme Stock Income Blast ETF for the period of January 20, 2026 (inception) to June 30, 2026. You can find additional information at www.incomeblastetfs.com/etf/memy or (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Meme Stock Income Blast ETF	$43¹	0.99%²
¹	Costs are for the period of January 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Portfolio Breakdown

US Treasury Bills
75.45%
Call Options Purchased
23.57%
Put Options Purchased
6.85%
Money Market Fund
0.38%
Put Options Written
(23.03%)

Top 10 Holdings
US Treasury Bill 09/03/2026	75.45%
ARK Innovation ETF	2.47%
Ambarella, Inc.	2.29%
Penguin Solutions, Inc.	2.28%
VanEck Semiconductor ETF	1.75%
Corning, Inc.	1.69%
Astera Labs, Inc.	1.63%
T1 Energy Inc.	1.47%
Ciena Corp.	1.28%
Tempus AI, Inc.	1.17%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.incomeblastetfs.com/etf/memy.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$880,972
Number of Holdings	96
Total Net Advisory Fee	$3,348
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Tuttle Capital UFO Disclosure ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 Tuttle Capital UFO Disclosure ETF ticker: UFOD (Listed on the Cboe BZX Exchange, Inc)

This semi-annual shareholder report contains important information about the Tuttle Capital UFO Disclosure ETF for the period of February 5, 2026(inception) to June 30, 2026. You can find additional information at www.thetruthisoutthereufod.com/etfs/ufod or (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital UFO Disclosure ETF	$40¹	0.99%²
¹	Costs are for the period of February 5, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Industry Breakdown

Top 10 Holdings
Amentum Holdings, Inc.	3.69%
Materion Corp.	3.43%
Space Exploration Technologies	2.97%
Ouster, Inc.	2.93%
Quanta Services, Inc.	2.78%
GE Vernova LLC	2.74%
Palantir Technologies Inc.	2.73%
Keysight Technologies, Inc.	2.59%
Coherent Corp.	2.57%
KLA Corp.	2.41%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.thetruthisoutthereufod.com/etfs/ufod.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$3,130,824
Number of Holdings	60
Total Net Advisory Fee	$7,308
Portfolio Turnover Rate	35.28%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Tuttle Capital Space Industry Income Blast ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 Tuttle Capital Space Industry Income Blast ETF ticker: SPCI (Listed on the Cboe BZX Exchange, Inc)

This semi-annual shareholder report contains important information about the Tuttle Capital Space Industry Income Blast ETF for the period of March 12, 2026(inception) to June 30, 2026. You can find additional information at www.incomeblastetfs.com/etf/spci or (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Space Industry Income Blast ETF	$36¹	0.99%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Portfolio Breakdown

US Treasury Bills
104.24%
Call Options Purchased
19.94%
Put Options Purchased
0.81%
Put Options Written
(28.81%)

Top 10 Holdings
US Treasury Bill 09/03/2026	104.24%
Viasat, Inc.	2.55%
AST SpaceMobile, Inc.	2.11%
Rocket Lab Corp.	1.81%
Starfighters Space, Inc.	1.66%
Iridium Communications Inc.	1.66%
Satellogic, Inc.	1.56%
Redwire Corp.	1.43%
Spire Global, Inc.	1.31%
Planet Labs PBC	1.11%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.incomeblastetfs.com/etf/spci.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$12,910,165
Number of Holdings	65
Total Net Advisory Fee	$22,462
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2026 (unaudited)

TUTTLE CAPITAL

Tuttle Capital Meme Stock Income Blast ETF(1)

Tuttle Capital UFO Disclosure ETF(2)

Tuttle Capital Space Industry Income Blast ETF(3)

(1) The Fund commenced operations on January 20, 2026.

(2) The Fund commenced operations on February 5, 2026.

(3) The Fund commenced operations on March 12, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
75.45%	US TREASURY BILLS(A)(B)
	US Treasury Bill 09/03/2026 3.658%	$669,000	$664,670

75.45%	TOTAL US TREASURY BILLS		664,670
	(Cost: $664,647)

		Shares	Value
0.38%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 3.557%(C)	3,357	$3,357
	(Cost: $3,357)

30.42%	OPTIONS PURCHASED(B)(D)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
23.57%	CALL OPTIONS
	AeroVironment, Inc.	2	$33,014	$180.00	09/18/2026	$4,152
	Akamai Technologies, Inc.	3	35,463	130.00	11/20/2026	4,200
	Ambarella, Inc.	6	51,480	60.00	11/20/2026	20,202
	Applied Digital Corporation	9	33,570	42.00	10/16/2026	6,246
	Astera Labs, Inc.	1	48,302	430.00	10/16/2026	14,330
	Bloom Energy Corp.	1	30,270	310.00	10/16/2026	8,094
	Ciena Corp.	1	49,056	450.00	10/16/2026	11,247
	CoreWeave, Inc.	3	29,862	105.00	10/16/2026	5,310
	Corning, Inc.	2	51,086	195.00	09/18/2026	14,930
	Credo Technology Group Holding Ltd.	1	27,195	280.00	11/20/2026	7,135
	Everpure, Inc.	5	39,395	70.00	11/20/2026	9,125
	Infleqtion, Inc.	27	35,964	15.00	10/16/2026	7,047
	Iris Energy Limited	7	32,011	55.00	10/16/2026	5,404
	MP Materials Corp.	5	28,005	60.00	09/18/2026	2,875
	Nokia oyj	27	35,856	13.00	09/18/2026	5,535
	Oklo, Inc.	5	26,165	70.00	09/18/2026	1,925
	Penguin Solutions, Inc.	6	45,606	50.00	09/18/2026	20,100
	Reddit, Inc.	2	34,716	160.00	11/20/2026	8,195
	SolarEdge Technologies, Inc.	7	40,908	55.00	09/18/2026	8,666
	T1 Energy Inc.	37	35,076	8.00	10/16/2026	12,950
	Tempus AI, Inc.	8	46,344	50.00	09/18/2026	10,264
	T-REX 2X Long SNDK Daily Target ETF	3	20,364	75.00	12/18/2026	9,600
	Unity Software Inc.	15	42,870	26.00	11/20/2026	10,125
	TOTAL CALL OPTIONS					207,657
	(Cost: $215,206)

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
6.85%	PUT OPTIONS
	AeroVironment, Inc.	2	$33,014	$110.00	07/17/2026	$86
	Akamai Technologies, Inc.	3	35,463	100.00	07/17/2026	210
	Ambarella, Inc.	6	51,480	50.00	07/17/2026	144
	Applied Digital Corporation	9	33,570	32.00	07/17/2026	846
	ARK Innovation ETF	50	404,100	80.00	08/21/2026	21,750
	Astera Labs, Inc.	1	48,302	330.00	07/17/2026	399
	Bloom Energy Corp.	1	30,270	270.00	07/17/2026	1,568
	Ciena Corp.	1	49,056	420.00	07/17/2026	1,060
	CoreWeave, Inc.	3	29,862	85.00	10/16/2026	3,330
	Corning, Inc.	2	51,086	175.00	07/17/2026	180
	Credo Technology Group Holding Ltd.	1	27,195	240.00	11/20/2026	5,140
	Everpure, Inc.	5	39,395	55.00	07/17/2026	75
	Infleqtion, Inc.	27	35,964	7.50	07/17/2026	135
	Iris Energy Limited	7	32,011	40.00	07/17/2026	1,393
	MP Materials Corp.	5	28,005	45.00	07/17/2026	130
	Nokia oyj	27	35,856	9.00	07/17/2026	81
	Oklo, Inc.	5	26,165	40.00	07/17/2026	235
	Penguin Solutions, Inc.	6	45,606	45.00	07/17/2026	498
	Reddit, Inc.	2	34,716	130.00	07/17/2026	76
	SolarEdge Technologies, Inc.	7	40,908	35.00	07/17/2026	112
	T1 Energy Inc.	37	35,076	5.00	07/17/2026	185
	Tempus AI, Inc.	8	46,344	40.00	07/17/2026	80
	T-REX 2X Long SNDK Daily Target ETF	3	20,364	50.00	12/18/2026	7,155
	Unity Software Inc.	15	42,870	21.00	07/17/2026	75
	VanEck Semiconductor ETF	3	196,767	660.00	08/21/2026	15,390
	TOTAL PUT OPTIONS					60,333
	(Cost: $67,542)

30.42%	TOTAL OPTIONS PURCHASED					267,990
	(Cost: $282,748)

106.25%	TOTAL INVESTMENTS					936,017
	(Cost: $950,752)
(6.25%)	Liabilities in excess of other assets					(55,045)
100.00%	NET ASSETS					$880,972

(A)Zero coupon security. Rate shown is the annualized yield.

(B)All or a portion of the security is held as collateral for options written.

(C)Effective 7-day yield as of June 30, 2026.

(D)Non-income producing.

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Options WrittenJune 30, 2026 (unaudited)

(23.03%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(23.03%)	PUT OPTIONS
	AeroVironment, Inc.	2	$(33,014)	$120.00	07/17/2026	$(100)
	AeroVironment, Inc.	2	(33,014)	180.00	09/18/2026	(6,620)
	Akamai Technologies, Inc.	3	(35,463)	110.00	07/17/2026	(675)
	Akamai Technologies, Inc.	3	(35,463)	130.00	11/20/2026	(7,200)
	Ambarella, Inc.	6	(51,480)	59.00	07/17/2026	(1,500)
	Ambarella, Inc.	6	(51,480)	60.00	11/20/2026	(4,194)
	Applied Digital Corporation	9	(33,570)	40.00	07/17/2026	(3,825)
	Applied Digital Corporation	9	(33,570)	42.00	10/16/2026	(9,922)
	Astera Labs, Inc.	1	(48,302)	340.00	07/17/2026	(500)
	Astera Labs, Inc.	1	(48,302)	430.00	10/16/2026	(8,245)
	Bloom Energy Corp.	1	(30,270)	280.00	07/17/2026	(1,944)
	Bloom Energy Corp.	1	(30,270)	310.00	10/16/2026	(8,470)
	Ciena Corp.	1	(49,056)	430.00	07/17/2026	(1,252)
	Ciena Corp.	1	(49,056)	450.00	10/16/2026	(7,110)
	CoreWeave, Inc.	3	(29,862)	105.00	10/16/2026	(6,532)
	CoreWeave, Inc.	3	(29,862)	95.00	10/16/2026	(5,007)
	Corning, Inc.	2	(51,086)	185.00	07/17/2026	(290)
	Corning, Inc.	2	(51,086)	195.00	09/18/2026	(3,050)
	Credo Technology Group Holding Ltd.	1	(27,195)	250.00	11/20/2026	(5,495)
	Credo Technology Group Holding Ltd.	1	(27,195)	280.00	11/20/2026	(7,440)
	Everpure, Inc.	5	(39,395)	65.00	07/17/2026	(290)
	Everpure, Inc.	5	(39,395)	70.00	11/20/2026	(4,400)
	Infleqtion, Inc.	27	(35,964)	10.00	07/17/2026	(324)
	Infleqtion, Inc.	27	(35,964)	15.00	10/16/2026	(12,150)
	Iris Energy Limited	7	(32,011)	50.00	07/17/2026	(4,704)
	Iris Energy Limited	7	(32,011)	55.00	10/16/2026	(11,672)
	MP Materials Corp.	5	(28,005)	53.00	07/17/2026	(950)
	MP Materials Corp.	5	(28,005)	60.00	09/18/2026	(4,750)
	Nokia oyj	27	(35,856)	12.50	07/17/2026	(1,215)
	Nokia oyj	27	(35,856)	13.00	09/18/2026	(4,509)
	Oklo, Inc.	5	(26,165)	49.00	07/17/2026	(1,375)
	Oklo, Inc.	5	(26,165)	70.00	09/18/2026	(10,810)
	Penguin Solutions, Inc.	6	(45,606)	55.00	07/17/2026	(1,428)
	Penguin Solutions, Inc.	6	(45,606)	50.00	09/18/2026	(3,300)
	Reddit, Inc.	2	(34,716)	140.00	07/17/2026	(170)

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Options Written - continuedJune 30, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Reddit, Inc.	2	$(34,716)	$160.00	11/20/2026	$(4,760)
	SolarEdge Technologies, Inc.	7	(40,908)	42.50	07/17/2026	(266)
	SolarEdge Technologies, Inc.	7	(40,908)	55.00	09/18/2026	(6,108)
	T1 Energy Inc.	37	(35,076)	7.00	07/17/2026	(851)
	T1 Energy Inc.	37	(35,076)	8.00	10/16/2026	(7,178)
	Tempus AI, Inc.	8	(46,344)	47.50	07/17/2026	(392)
	Tempus AI, Inc.	8	(46,344)	50.00	09/18/2026	(3,496)
	T-REX 2X Long SNDK Daily Target ETF	3	(20,364)	60.00	12/18/2026	(9,420)
	T-REX 2X Long SNDK Daily Target ETF	3	(20,364)	75.00	12/18/2026	(12,735)
	Unity Software Inc.	15	(42,870)	26.00	07/17/2026	(900)
	Unity Software Inc.	15	(42,870)	26.00	11/20/2026	(5,363)
						(202,887)

(23.03%)	TOTAL OPTIONS WRITTEN					$(202,887)
	(Premiums Received: $209,360)

(A)Non-income producing.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
99.11%	COMMON STOCKS

1.21%	ADVANCED AIR MOBILITY / EVTOL
	Joby Aviation, Inc.(A)	4,262	$38,017

5.47%	ALTERNATIVE / DISTRIBUTED ENERGY
	American Superconductor Corp.(A)	1,816	75,382
	Bloom Energy Corp.(A)	204	61,751
	Oklo, Inc.(A)	649	33,962
			171,095

8.40%	COMMERCIAL AEROSPACE & AIRFRAMES
	ATI, Inc.(A)	305	60,116
	Hexcel Corp.	684	68,441
	Honeywell Aerospace, Inc.(A)	133	29,404
	Honeywell International, Inc.	144	32,242
	Teledyne Technologies, Inc.(A)	109	72,692
			262,895

3.50%	CONNECTIVITY & NETWORKING
	Arista Networks, Inc.(A)	269	45,698
	Nokia oyj	4,817	63,970
			109,668

8.94%	CRITICAL MINERALS & ADVANCED MATERIALS
	Centrus Energy Corp.(A)	229	38,442
	DuPont de Nemours, Inc.	316	42,817
	Energy Fuels, Inc.(A)	1,157	16,776
	Materion Corp.	361	107,358
	MP Materials Corp.(A)	984	55,114
	Perpetua Resources Corp.(A)	936	19,431
			279,938

12.54%	DEFENSE IT & FEDERAL SERVICES
	Amentum Holdings, Inc.(A)	5,585	115,442
	Booz Allen Hamilton Holding Co.	384	23,297
	CACI International, Inc. Class A(A)	132	61,150
	Leidos Holdings, Inc.	424	43,659
	Palantir Technologies Inc.(A)	733	85,519
	Science Applications International Corp.	576	63,596
			392,663

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
7.65%	DRONES & AUTONOMOUS SYSTEMS
	AeroVironment, Inc.(A)	325	$53,648
	Aevex Corp.(A)	1,901	39,712
	Kratos Defense & Security Solutions, Inc.(A)	1,087	54,198
	Ouster, Inc.(A)	1,469	91,842
			239,400

4.65%	ENGINEERING, CONSTRUCTION & FEDERAL FACILITIES
	AECOM	353	24,639
	Fluor Corp.(A)	648	33,949
	Quanta Services, Inc.	121	87,125
			145,713

1.42%	NAVAL & HEAVY DEFENSE PLATFORMS
	BWX Technologies, Inc.	228	44,380

4.91%	PHOTONICS & DIRECTED ENERGY
	Coherent Corp.(A)	204	80,472
	Lumentum Holdings, Inc.(A)	49	42,045
	nLight, Inc.(A)	447	31,120
			153,637

9.19%	POWER SYSTEMS & GRID INFRASTRUCTURE
	Eaton Corp. plc	146	62,214
	Emerson Electric Co.	306	43,804
	GE Vernova LLC	73	85,765
	General Electric Co.	77	28,777
	Schneider Electric SE	485	31,612
	Siemens AG	220	35,400
			287,572

7.98%	PRIME DEFENSE CONTRACTORS
	BAE Systems plc	350	34,283
	L3Harris Technologies, Inc.	195	56,665
	Lockheed Martin Corp.	147	74,891
	Northrop Grumman Corp.	66	33,614
	RTX Corp.	265	50,278
			249,731

1.93%	QUANTUM COMPUTING
	D-Wave Quantum, Inc.(A)	1,024	24,566
	IonQ, Inc.(A)	674	35,897
			60,463

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL UFO DISCLOSURE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
3.75%	ROBOTICS & INDUSTRIAL AUTOMATION
	SCHMID Group NV(A)	10,431	$65,298
	Tesla, Inc.(A)	124	52,154
			117,452

7.40%	SEMICONDUCTORS & ADVANCED ELECTRONICS
	Analog Devices, Inc.	110	43,689
	Broadcom, Inc.	108	40,797
	KLA Corp.	250	75,428
	Marvell Technology, Inc.	109	32,470
	Texas Instruments, Inc.	132	39,345
			231,729

7.58%	SPACE & LAUNCH
	Iridium Communications, Inc.	745	40,863
	Karman Holdings, Inc.(A)	677	33,796
	Rocket Lab Corp.(A)	684	69,529
	Space Exploration Technologies(A)	545	93,119
			237,307

2.59%	TEST, MEASUREMENT & INSTRUMENTATION
	Keysight Technologies, Inc.(A)	232	81,216

99.11%	TOTAL COMMON STOCKS		3,102,876
	(Cost: $3,018,643)

0.96%	MONEY MARKET FUND
	First American Money Market Funds - Institutional Class 3.557%(B)	30,147	30,147
	(Cost: $30,147)

100.07%	TOTAL INVESTMENTS	3,133,023
	(Cost: $3,048,790)
(0.07%)	Liabilities in excess of other assets	(2,199)
100.00%	NET ASSETS	$3,130,824

(A)Non-income producing.

(B)Effective 7-day yield as of June 30, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL SPACE INDUSTRY INCOME BLAST ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
104.24%	US TREASURY BILLS(A)(B)
	US Treasury Bill 09/03/2026 3.658%	$13,545,000	$13,457,339

104.24%	TOTAL US TREASURY BILLS		13,457,339
	(Cost: $13,459,328)

20.75%	OPTIONS PURCHASED(B)(C)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
19.94%	CALL OPTIONS
	AST SpaceMobile, Inc.	85	$755,310	$65.00	11/20/2026	$272,935
	Blacksky Technology, Inc.	252	703,584	35.00	11/20/2026	142,380
	Firefly Aerospace, Inc.	229	673,260	45.00	09/18/2026	50,380
	Globalstar, Inc.	84	682,836	80.00	10/16/2026	42,000
	Intuitive Machines, Inc.	208	444,912	27.00	09/18/2026	47,632
	Iridium Communications, Inc.	171	937,935	45.00	01/15/2027	213,750
	Planet Labs PBC	240	795,120	38.00	10/16/2026	143,040
	Redwire Corp.	421	514,883	10.00	11/20/2026	185,240
	Rocket Lab Corp.	76	772,540	85.00	10/16/2026	233,168
	Satellogic, Inc.	1,218	696,696	6.00	11/20/2026	200,970
	Space Exploration Technologies	45	768,870	210.00	12/18/2026	88,650
	Spire Global, Inc.	384	714,240	20.00	11/20/2026	168,960
	Starfighters Space, Inc.	1,429	760,228	7.50	12/18/2026	214,350
	Viasat, Inc.	106	951,986	70.00	12/18/2026	329,236
	Virgin Galactic Holdings, Inc.	2,270	656,030	3.50	10/16/2026	120,310
	York Space Systems, Inc.	244	600,728	30.00	11/20/2026	120,780
	TOTAL CALL OPTIONS					2,573,781
	(Cost: $2,992,933)

0.81%	PUT OPTIONS
	AST SpaceMobile, Inc.	85	755,310	45.00	07/17/2026	1,445
	Blacksky Technology, Inc.	252	703,584	17.50	07/17/2026	2,520
	Firefly Aerospace, Inc.	229	673,260	20.00	07/17/2026	2,519
	Globalstar, Inc.	84	682,836	77.50	07/17/2026	10,080
	Intuitive Machines, Inc.	208	444,912	13.00	07/17/2026	5,200
	Iridium Communications, Inc.	171	937,935	30.00	07/17/2026	428

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL SPACE INDUSTRY INCOME BLAST ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Planet Labs PBC	240	$795,120	$19.00	07/17/2026	$1,200
	Redwire Corp.	421	514,883	8.00	07/17/2026	1,263
	Rocket Lab Corp.	76	772,540	65.00	07/17/2026	1,292
	Satellogic, Inc.	1,218	696,696	4.00	07/17/2026	6,090
	Space Exploration Technologies	45	768,870	150.00	07/17/2026	12,375
	Spire Global, Inc.	384	714,240	11.00	07/17/2026	14,400
	Starfighters Space, Inc.	1,429	760,228	2.50	08/21/2026	17,148
	Viasat, Inc.	106	951,986	45.00	07/17/2026	6,095
	Virgin Galactic Holdings, Inc.	2,270	656,030	1.50	07/17/2026	4,540
	York Space Systems, Inc.	244	600,728	20.00	07/17/2026	18,300
	TOTAL PUT OPTIONS					104,895
	(Cost: $143,420)

20.75%	TOTAL OPTIONS PURCHASED					2,678,676
	(Cost: $3,136,353)

124.99%	TOTAL INVESTMENTS					16,136,015
	(Cost: $16,595,681)
(24.99%)	Liabilities in excess of other assets					(3,225,850)
100.00%	NET ASSETS					$12,910,165

(A)Zero coupon security. Rate shown is the annualized yield.

(B)All or a portion of the security is held as collateral for options written.

(C)Non-income producing.

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

TUTTLE CAPITAL SPACE INDUSTRY INCOME BLAST ETF

Schedule of Options WrittenJune 30, 2026 (unaudited)

(28.81%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(28.81%)	PUT OPTIONS
	AST SpaceMobile, Inc.	85	$(755,310)	$55.00	07/17/2026	$(2,295)
	AST SpaceMobile, Inc.	85	(755,310)	65.00	11/20/2026	(86,870)
	Blacksky Technology, Inc.	252	(703,584)	22.50	07/17/2026	(13,860)
	Blacksky Technology, Inc.	252	(703,584)	35.00	11/20/2026	(300,132)
	Firefly Aerospace, Inc.	229	(673,260)	25.00	07/17/2026	(18,320)
	Firefly Aerospace, Inc.	229	(673,260)	45.00	09/18/2026	(400,750)
	Globalstar, Inc.	84	(682,836)	80.00	07/17/2026	(5,292)
	Globalstar, Inc.	84	(682,836)	80.00	10/16/2026	(23,100)
	Intuitive Machines, Inc.	208	(444,912)	17.00	07/17/2026	(9,360)
	Intuitive Machines, Inc.	208	(444,912)	27.00	09/18/2026	(171,184)
	Iridium Communications, Inc.	171	(937,935)	45.00	01/15/2027	(22,230)
	Iridium Communications, Inc.	171	(937,935)	35.00	07/17/2026	(513)
	Planet Labs PBC	240	(795,120)	24.00	07/17/2026	(4,800)
	Planet Labs PBC	240	(795,120)	38.00	10/16/2026	(244,800)
	Redwire Corp.	421	(514,883)	10.00	07/17/2026	(10,946)
	Redwire Corp.	421	(514,883)	10.00	11/20/2026	(79,990)
	Rocket Lab Corp.	76	(772,540)	75.00	07/17/2026	(5,092)
	Rocket Lab Corp.	76	(772,540)	85.00	10/16/2026	(82,460)
	Satellogic, Inc.	1,218	(696,696)	5.00	07/17/2026	(30,450)
	Satellogic, Inc.	1,218	(696,696)	6.00	11/20/2026	(204,015)
	Space Exploration Technologies	45	(768,870)	160.00	07/17/2026	(25,065)
	Space Exploration Technologies	45	(768,870)	210.00	12/18/2026	(276,300)
	Spire Global, Inc.	384	(714,240)	16.00	07/17/2026	(22,080)
	Spire Global, Inc.	384	(714,240)	20.00	11/20/2026	(228,480)
	Starfighters Space, Inc.	1,429	(760,228)	5.00	08/21/2026	(150,045)
	Starfighters Space, Inc.	1,429	(760,228)	7.50	12/18/2026	(543,020)
	Viasat, Inc.	106	(951,986)	55.00	07/17/2026	(2,650)
	Viasat, Inc.	106	(951,986)	70.00	12/18/2026	(109,604)
	Virgin Galactic Holdings, Inc.	2,270	(656,030)	2.50	07/17/2026	(20,430)
	Virgin Galactic Holdings, Inc.	2,270	(656,030)	3.50	10/16/2026	(265,590)
	York Space Systems, Inc.	244	(600,728)	25.00	07/17/2026	(74,420)
	York Space Systems, Inc.	244	(600,728)	30.00	11/20/2026	(285,480)
						(3,719,623)

(28.81%)	TOTAL OPTIONS WRITTEN					$(3,719,623)
	(Premiums Received: $3,920,005)

(A)Non-income producing.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Statements of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

	Tuttle Capital Meme Stock Income Blast ETF	Tuttle Capital UFO Disclosure ETF	Tuttle Capital Space Industry Income Blast ETF
ASSETS
Investments at value(1) (Note 1)	$936,017	$3,133,023	$16,136,015
Cash held at broker (Note 1)	148,575	—	360,647
Dividends and interest receivable	4	124	752
Receivable for investments sold	—	—	733,780
TOTAL ASSETS	1,084,596	3,133,147	17,231,194

LIABILITIES
Options written at value(2) (Note 1)	202,887	—	3,719,623
Payable for investments purchased	—	—	590,498
Accrued advisory fees	737	2,323	10,908
TOTAL LIABILITIES	203,624	2,323	4,321,029
NET ASSETS	$880,972	$3,130,824	$12,910,165

Net Assets Consist of:
Paid-in capital	$939,930	$3,080,361	$14,774,355
Distributable earnings (accumulated deficits)	(58,958)	50,463	(1,864,190)
Net Assets	$880,972	$3,130,824	$12,910,165

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	40,000	120,000	410,000
Net Asset Value and Offering Price Per Share	$22.02	$26.09	$31.49

(1) Identified cost of:	$950,752	$3,048,790	$16,595,681
(2) Premiums received of:	$209,360	$—	$3,920,005

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Statements of OperationsPeriod Ended June 30, 2026 (unaudited)

See Notes to Financial Statements

	Tuttle Capital Meme Stock Income Blast ETF(1)	Tuttle Capital UFO Disclosure ETF(2)	Tuttle Capital Space Industry Income Blast ETF(3)
INVESTMENT INCOME
Dividends	$—	$5,565	$—
Interest	11,037	276	73,272
Total investment income	11,037	5,841	73,272

EXPENSES
Investment advisory fees (Note 2)	3,348	7,308	22,462
Total expenses	3,348	7,308	22,462

Net investment income (loss)	7,689	(1,467)	50,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(9,828)	(32,303)	(148,439)
Net realized gain (loss) on options purchased	39,418	—	219,554
Net realized gain (loss) on options written	(30,475)	—	(854,831)
Total net realized gain (loss)	(885)	(32,303)	(783,716)

Net change in unrealized appreciation (depreciation) of investments	23	84,233	(1,989)
Net change in unrealized appreciation (depreciation) of options purchased	(14,757)	—	(457,678)
Net change in unrealized appreciation (depreciation) of options written	6,472	—	200,383
Total net change in unrealized appreciation (depreciation)	(8,262)	84,233	(259,284)

Net realized and unrealized gain (loss)	(9,147)	51,930	(1,043,000)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,458)	$50,463	$(992,190)

(1) The Fund commenced operations on January 20, 2026.

(2)The Fund commenced operations on February 5, 2026.

(3)The Fund commenced operations on March 12, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

TUTTLE CAPITAL ETFS

Statements of OperationsPeriod Ended June 30, 2026 (unaudited)

	Tuttle Capital Meme Stock Income Blast ETF(1)	Tuttle Capital UFO Disclosure ETF(2)	Tuttle Capital Space Industry Income Blast ETF(3)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$7,689	$(1,467)	$50,810
Total net realized gain (loss)	(885)	(32,303)	(783,716)
Total net change in unrealized appreciation (depreciation)	(8,262)	84,233	(259,284)
Increase (decrease) in net assets from operations	(1,458)	50,463	(992,190)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(57,500)	—	(872,000)
Decrease in net assets from distributions	(57,500)	—	(872,000)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,607,587	3,080,361	15,835,221
Cost of shares redeemed	(667,657)	—	(1,060,866)
Increase (decrease) in net assets from capital stock transactions	939,930	3,080,361	14,774,355

NET ASSETS
Increase (decrease) during period	880,972	3,130,824	12,910,165
Beginning of period	—	—	—
End of period	$880,972	$3,130,824	$12,910,165

(1)The Fund commenced operations on January 20, 2026.

(2)The Fund commenced operations on February 5, 2026.

(3)The Fund commenced operations on March 12, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Financial HighlightsSelected Per Share Data Throughout The Period

See Notes to Financial Statements

Period Ended June 30, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.21
Net realized and unrealized gain (loss)(2)	(1.60)
Total from investment activities	(1.39)
Distributions
Net investment income	(1.59)
Total distributions	(1.59)

Net asset value, end of period	$22.02

Total Return(3)	(5.33%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.99%
Net investment income (loss)	2.27%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000s)	$881

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

*The Fund commenced operations on January 20, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL UFO DISCLOSURE ETF

Financial HighlightsSelected Per Share Data Throughout The Period

See Notes to Financial Statements

Period Ended June 30, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss)(2)	1.11
Total from investment activities	1.09

Net asset value, end of period	$26.09

Total Return(3)	4.36%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.99%
Net investment income (loss)	(0.20%)
Portfolio turnover rate(3)	35.28%
Net assets, end of period (000s)	$3,131

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

*The Fund commenced operations on February 5, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL SPACE INDUSTRY INCOME BLAST ETF

Financial HighlightsSelected Per Share Data Throughout The Period

See Notes to Financial Statements

Period Ended June 30, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.24
Net realized and unrealized gain (loss)(2)	9.55
Total from investment activities	9.79
Distributions
Net investment income	(3.30)
Total distributions	(3.30)

Net asset value, end of period	$31.49

Total Return(3)	38.50%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.99%
Net investment income (loss)	2.24%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000s)	$12,910

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

*The Fund commenced operations on March 12, 2026.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tuttle Capital Meme Stock Income Blast ETF (“Meme Stock”), Tuttle Capital UFO Disclosure ETF (“UFO Disclosure”), and Tuttle Capital Space Industry Income Blast ETF (“Space Industry”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. Meme Stock commenced operations on January 20, 2026. UFO Disclosure commenced operations on February 5, 2026. Space Industry commenced operations on March 12, 2026.

The investment objectives of the Funds are as follows:

Fund	Objective
Meme Stock	The Fund’s investment objective is to seek exposure to current income.
UFO Disclosure	The Fund’s investment objective is to seek capital appreciation.
Space Industry	The Fund’s investment objective is to seek exposure to current income.

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Meme Stock
Assets
US Treasury Bills	$—	$664,670	$—	$664,670
Money Market Fund	3,357	—	—	3,357
Options Purchased	267,990	—	—	267,990
	$271,347	$664,670	$—	$936,017
Liabilities
Options Written	$(202,887)	$—	$—	$(202,887)
	$(202,887)	$—	$—	$(202,887)

UFO Disclosure
Assets
Common Stocks	$3,102,876	$—	$—	$3,102,876
Money Market Fund	30,147	—	—	30,147
	$3,133,023	$—	$—	$3,133,023

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Space Industry
Assets
US Treasury Bills	$—	$13,457,339	$—	$13,457,339
Options Purchased	2,678,676	—	—	2,678,676
	$2,678,676	$13,457,339	$—	$16,136,015
Liabilities
Options Written	$(3,719,623)	$—	$—	$(3,719,623)
	$(3,719,623)	$—	$—	$(3,719,623)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the period ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid weekly by Meme Stock and Space Industry and paid annually by UFO Disclosure. The Funds distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Meme Stock	10,000	$300	$220,200
UFO Disclosure	10,000	$300	260,900
Space Industry	10,000	$300	314,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

The Funds seek to generate income for shareholders by employing a put credit spread strategy. Meme Stock seeks to provide exposure to select securities that the Advisor characterizes as “Meme Stocks.” A Meme Stock is a stock that gains popularity among retail investors through social media. The popularity of Meme Stocks is generally based on internet memes shared among traders, on platforms such as Reddit’s r/wallstreetbets. Space Industry seeks to provide exposure to the share price performance of companies in the Syntax Space Index. Under this strategy, the Funds will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Funds at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Funds being able to keep all of the premiums received. The Funds’ Advisor will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Funds intend to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Funds’ income generation objectives.

The following are the derivatives, whose underlying risk exposure is equity price risk, held by the Funds on June 30, 2026:

Fund	Derivative	Value Asset Derivatives
Meme Stock	Call Options Purchased	$207,657
Meme Stock	Put Options Purchased	60,333
		$267,990	*

Space Industry	Call Options Purchased	$2,573,781
Space Industry	Put Options Purchased	104,895
		$2,678,676	*

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Fund	Derivative	Value Liability Derivatives
Meme Stock	Put Options Written	$(202,887	)**
Space Industry	Put Options Written	$(3,719,623	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2026, are as follows:

Meme Stock	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Purchased	$54,482	$(7,549)
Put Options Purchased	(15,064)	(7,208)
	$39,418	$(14,757)

Put Options Written	$(30,475)	$6,472

Space Industry
Call Options Purchased	$(26,323)	$(419,152)
Put Options Purchased	245,877	(38,526)
	$219,554	$(457,678)

Call Options Written	$(17,544)	$—
Put Options Written	(837,287)	200,383
	$(854,831)	$200,383

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

The effect of the derivative instruments on the Statements of Operations for the period ended June 30, 2026, serve as indicators of the volume of financial

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

derivative activity for the Funds. The following indicates the average monthly volume for the period:

Fund	Average Notional Value of:
Meme Stock	Call Options Purchased	$718,629
Meme Stock	Put Options Purchased	818,773
Meme Stock	Put Options Written	(1,437,258)
Space Industry	Call Options Purchased	8,232,283
Space Industry	Put Options Purchased	8,232,283
Space Industry	Put Options Written	(16,464,566)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee of, calculated daily and payable monthly based on a percentage of the Funds’ average daily net assets. The annualized advisory fee rate for each Fund is as follows:

Fund	Advisory Fee Rate
Meme Stock	0.99%
UFO Disclosure	0.99%
Space Industry	0.99%

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Meme Stock	$ 95,100	$ 84,447
UFO Disclosure	788,240	760,117
Space Industry	1,095,647	861,762

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for period ended June 30, 2026, were as follows:

Fund	Purchases	Sales	Realized Gain
UFO Disclosure	$3,022,822	$ —	$ —

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended June 30, 2026, was as follows:

Fund	Distributions Paid From: Ordinary Income
Meme Stock	$57,500
UFO Disclosure	—
Space Industry	872,000

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Meme Stock	$(49,811)	$(885)	$(8,262)	$(58,958)
UFO Disclosure	(1,467)	(32,303)	84,233	50,463
Space Industry	(821,190)	(783,716)	(259,284)	(1,864,190)

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Meme Stock	$741,392	$72,613	$(80,875)	$(8,262)
UFO Disclosure	3,048,790	321,808	(237,575)	84,233
Space Industry	12,675,676	712,438	(971,722)	(259,284)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Period Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Meme Stock	70,000	(30,000)	40,000
UFO Disclosure	120,000	—	120,000
Space Industry	450,000	(40,000)	410,000

FINANCIAL STATEMENTS | JUNE 30, 2026

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could under perform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. UFO Disclosure and Space Industry had significant investments in securities of issuers in the technology sector, which may subject the Funds to the risks described above.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Investment Advisory Agreement

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“TCM”), with respect to the Tuttle Capital UFO Disclosure ETF (“UFOD”), the Tuttle Capital Meme Stock Income Blast ETF (“MEMY”) and the Tuttle Capital Space Industry Income Blast ETF (“SPCI”) (UDOF, MEMY and SPCI are also each a “Fund”). The Board reflected on its discussions with the representatives from TCM earlier in the Meeting regarding the manner in which each Fund is to be managed and the roles and responsibilities of TCM under the Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the response included financial information of TCM, information on the personnel of and services to be provided by TCM, an expense comparison analysis for each Fund and comparable ETFs, and the Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board

FINANCIAL STATEMENTS | JUNE 30, 2026

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Supplemental Information (unaudited) - continued

in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the costs of the services to be provided and profits to be realized by TCM from the relationship with the Funds; (iii) the extent to which economies of scale would be realized if each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to each Fund and its shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing each Fund; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Trust’s registration statement and TCM’s Form ADV and its policies and procedures; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to each Fund, TCM’s compliance program, current legal matters, and other general information; (ii) projected expenses of each Fund and comparative expense information for other ETFs with strategies similar to said Fund prepared by an independent third party; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits anticipated to be realized by TCM from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | JUNE 30, 2026

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Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Advisory Agreement. The Board reviewed the services to be provided by TCM to the Funds, including, without limitation, the processes of TCM for assuring compliance with each Fund’s investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the anticipated efforts of TCM to promote each Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of TCM’s personnel; and information provided regarding TCM’s compliance program, policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM were satisfactory and adequate for the Funds.

The investment performance of each Fund

The Board noted that the Funds had not yet commenced operations and therefore the Funds did not have a performance record. The Trustees considered TCM’s experience in managing other ETFs with similar strategies as the Funds, including other ETFs with discretionary, thematic strategics and those that have the ability to invest in derivatives as an alternative to direct exposures. The Trustees acknowledged TCM’s representations that these other Tuttle ETFs had performed as intended.

The costs of services to be provided and profits to be realized by TCM from the relationship with the Funds

In this regard, the Board considered the financial condition of TCM and TCM’s level of commitment to the Funds. The Board also considered the projected assets and proposed expenses of each Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by TCM. The Board considered each Fund’s unitary fee structure, in which the Fund will pay an advisory fee to TCM and TCM has agreed to pay most of each Fund’s expenses. The Trustees compared the proposed advisory fee and gross and net expense ratios of each Fund to the advisory fees and gross and net expenses of a custom category of funds derived from each Fund’s expected Morningstar category, based on factors selected by Broadridge Financial Solutions (“Broadridge”) such as whether the funds have an active or passive strategy, and share class characteristics (each a

FINANCIAL STATEMENTS | JUNE 30, 2026

TUTTLE CAPITAL ETFS

Supplemental Information (unaudited) - continued

“Category”), and a peer group selected from the Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (each a “Peer Group”). The Board noted that UFOD’s proposed advisory fee was higher than the median gross and net advisory fee of its Category and its Peer Group, and that UFOD’s gross and net expense ratios were higher than the median gross and net expense ratios of its Peer Group and its Category. The Board noted that MEMY’s proposed advisory fee was higher than the median advisory fee of its Category and its Peer Group, and that MEMY’s gross expense ratio was higher than the median gross expense ratio of its Peer Group, but equal to the median gross expense ratio of its Category, and that MEMY’s net expense ratio was higher than the median net expense ratio of its Category and Peer Group. The Board noted that SPCI’s proposed advisory fee was higher than the median advisory fee of its Category and its Peer Group, and that SPCI’s gross and net expense ratios were higher than the median gross and net expense ratios of its Peer Group and its Category. The Trustees acknowledged that each Fund’s actively managed strategy requires unique services. After further consideration, the Board concluded that the projected profitability and fees to be paid to TCM were within an acceptable range in light of the services to be rendered by TCM.

The extent to which economies of scale would be realized as each Fund grow and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders

The Trustees considered that it was not anticipated that the Funds would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM may receive soft dollars from the execution of derivatives trades, but it does not anticipate utilizing commission recapture with regard to the Funds. The Board also considered potential benefits for TCM in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification

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TUTTLE CAPITAL ETFS

Supplemental Information (unaudited) - continued

and mitigation of potential conflicts of interest, as well as the benefits to be derived by TCM from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and approved the Advisory Agreement for the Funds for an initial two-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.